Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares MYR (RM) shares	Ordinary Shares USD ($) shares	Subscription receivable MYR (RM)	Subscription receivable USD ($)	Additional paid-in capital MYR (RM)	Additional paid-in capital USD ($)	Foreign currency translation reserve MYR (RM)	Foreign currency translation reserve USD ($)	Equity component of redeemable convertible preference shares MYR (RM)	Equity component of redeemable convertible preference shares USD ($)	(Accumulated losses)/ retained earnings MYR (RM)	(Accumulated losses)/ retained earnings USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 8,351				RM 1,231,649						RM (1,076,801)		RM 163,199
Balance (in Shares) | shares	20,000,000	20,000,000
Balance at Dec. 31, 2022	RM 8,351				1,231,649						(1,076,801)		163,199
Balance (in Shares) at Dec. 31, 2022 | shares	20,000,000	20,000,000
Profit for the year											3,754,385		3,754,385
Other comprehensive income							49,030						49,030
Total comprehensive income for the year							49,030				3,754,385		3,803,415
Capital injection from shareholders (note 11(a))					820,000								820,000
Contribution by a shareholder (note 19 (iv))					120,000								120,000
Issuance of redeemable convertible preference shares (note 12)									459,417				459,417
Balance at Dec. 31, 2023	RM 8,351				2,171,649		49,030		459,417		2,677,584		5,366,031
Balance (in Shares) at Dec. 31, 2023 | shares	20,000,000	20,000,000
Balance (in Dollars)	RM 8,351				2,171,649		49,030		459,417		2,677,584		5,366,031
Balance (in Shares) | shares	20,000,000	20,000,000
Profit for the year											3,512,168		3,512,168
Conversion of redeemable convertible preference shares (note 12)	RM 187				4,692,519				(302,717)				4,389,989
Conversion of redeemable convertible preference shares (note 12) (in Shares) | shares	419,929	419,929
Issuance of new shares (note 11(a))	RM 463		(461)		39,448								39,450
Issuance of new shares (note 11(a)) (in Shares) | shares	1,034,050	1,034,050
Cancellation of shares (note 11(a))	RM (461)		461
Cancellation of shares (note 11(a)) (in Shares) | shares	(1,030,494)	(1,030,494)
Other comprehensive income							105,620						105,620
Total comprehensive income for the year							105,620				3,512,168		3,617,788
Issuance of redeemable convertible preference shares (note 12)									321,679				321,679
Balance at Dec. 31, 2024	RM 8,540				6,903,616		154,650		478,379		6,189,752		13,734,937
Balance (in Shares) at Dec. 31, 2024 | shares	20,423,485	20,423,485
Balance (in Dollars)	RM 8,540				6,903,616		154,650		478,379		6,189,752		13,734,937
Balance (in Shares) | shares	20,423,485	20,423,485
Profit for the year											6,583,003		6,583,003	$ 1,623,029
Conversion of redeemable convertible preference shares (note 12)	RM 73				1,825,577				(120,804)				1,704,846
Conversion of redeemable convertible preference shares (note 12) (in Shares) | shares	180,000	180,000
Redemption of redeemable convertible preference shares (note 12)									(26,845)				(26,845)
Issuance of new shares (note 11(a))	RM 507				18,269,032								18,269,539
Issuance of new shares (note 11(a)) (in Shares) | shares	1,250,000	1,250,000
Capitalization of share issuance expenses					(5,791,292)								(5,791,292)
Other comprehensive income							1,148,373						1,148,373
Total comprehensive income for the year							1,148,373				6,583,003		7,731,376	1,906,158
Balance at Dec. 31, 2025	RM 9,120	$ 2,249			21,206,933	$ 5,228,534	1,303,023	$ 321,258	330,730	$ 81,541	12,772,755	$ 3,149,101	35,622,561	8,782,683
Balance (in Shares) at Dec. 31, 2025 | shares	21,853,485	21,853,485
Balance (in Dollars)	RM 9,120	$ 2,249			RM 21,206,933	$ 5,228,534	RM 1,303,023	$ 321,258	RM 330,730	$ 81,541	RM 12,772,755	$ 3,149,101	RM 35,622,561	$ 8,782,683
Balance (in Shares) | shares	21,853,485	21,853,485